UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08548
Investment Company Act File Number
Large-Cap Value Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
March 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Large-Cap Value Portfolio
March 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value
Aerospace & Defense — 4.5%
Boeing Co. (The)(1)	1,600,000	$118,288,000
General Dynamics Corp.	3,000,000	229,680,000
Lockheed Martin Corp.	1,750,000	140,700,000
United Technologies Corp.	3,700,000	313,205,000

		$801,873,000

Beverages — 1.0%
PepsiCo, Inc.	2,750,000	$177,127,500

		$177,127,500

Biotechnology — 1.1%
Amgen, Inc.(2)	3,810,000	$203,644,500

		$203,644,500

Capital Markets — 2.7%
Ameriprise Financial, Inc.	2,150,000	$131,322,000
Goldman Sachs Group, Inc. (The)	2,200,000	348,634,000

		$479,956,000

Chemicals — 1.3%
Air Products and Chemicals, Inc.	1,250,000	$112,725,000
BASF SE	1,300,000	112,209,470

		$224,934,470

Commercial Banks — 9.2%
Fifth Third Bancorp	13,250,000	$183,910,000
HSBC Holdings PLC	9,000,000	92,961,870
KeyCorp	20,950,000	186,036,000
PNC Financial Services Group, Inc.	6,230,000	392,427,700
U.S. Bancorp(1)	10,475,000	276,854,250
Wells Fargo & Co.	16,200,000	513,540,000

		$1,645,729,820

Commercial Services & Supplies — 0.5%
Waste Management, Inc.(1)	2,475,000	$92,416,500

		$92,416,500

Communications Equipment — 1.0%
Cisco Systems, Inc.	4,370,360	$74,951,674
Telefonaktiebolaget LM Ericsson, Class B	7,500,000	96,493,800

		$171,445,474

Computers & Peripherals — 0.7%
Apple, Inc.(2)	375,000	$130,668,750

		$130,668,750

Consumer Finance — 1.1%
American Express Co.	4,250,000	$192,100,000

		$192,100,000

Diversified Financial Services — 6.2%
Bank of America Corp.(1)	26,950,000	$359,243,500
Citigroup, Inc.(2)	58,000,000	256,360,000
JPMorgan Chase & Co.	10,775,000	496,727,500

		$1,112,331,000

Security	Shares	Value
Diversified Telecommunication Services — 2.7%
AT&T, Inc.	6,725,000	$205,785,000
Verizon Communications, Inc.(1)	7,000,000	269,780,000

		$475,565,000

Electric Utilities — 1.0%
American Electric Power Co., Inc.	5,150,000	$180,971,000

		$180,971,000

Food & Staples Retailing — 3.3%
CVS Caremark Corp.	5,725,000	$196,482,000
Wal-Mart Stores, Inc.	7,650,000	398,182,500

		$594,664,500

Food Products — 3.1%
Kraft Foods, Inc., Class A(1)	4,475,000	$140,336,000
Nestle SA	4,725,000	270,577,529
Unilever NV	4,500,000	141,120,000

		$552,033,529

Health Care Equipment & Supplies — 1.1%
Covidien PLC(1)	3,650,000	$189,581,000

		$189,581,000

Health Care Providers & Services — 2.2%
UnitedHealth Group, Inc.	5,975,000	$270,070,000
WellPoint, Inc.	1,700,000	118,643,000

		$388,713,000

Hotels, Restaurants & Leisure — 2.4%
Carnival Corp.(1)	3,250,000	$124,670,000
McDonald’s Corp.	4,000,000	304,360,000

		$429,030,000

Industrial Conglomerates — 2.1%
General Electric Co.	18,500,000	$370,925,000

		$370,925,000

Insurance — 5.2%
Lincoln National Corp.(1)	6,980,000	$209,679,200
MetLife, Inc.(1)	7,480,000	334,580,400
Prudential Financial, Inc.	6,100,000	375,638,000

		$919,897,600

IT Services — 2.1%
Accenture PLC, Class A	3,300,000	$181,401,000
International Business Machines Corp.	1,150,000	187,530,500

		$368,931,500

Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.(1)(2)	2,000,000	$111,100,000

		$111,100,000

Machinery — 1.3%
Illinois Tool Works, Inc.(1)	4,350,000	$233,682,000

		$233,682,000

Media — 1.7%
Time Warner Cable, Inc.(1)	2,000,000	$142,680,000
Walt Disney Co. (The)	3,500,000	150,815,000

		$293,495,000

Metals & Mining — 3.9%
BHP Billiton, Ltd. ADR(1)	2,900,000	$278,052,000
Freeport-McMoRan Copper & Gold, Inc.	5,000,000	277,750,000

Security	Shares	Value
United States Steel Corp.(1)	2,500,000	$134,850,000

		$690,652,000

Multi-Utilities — 2.5%
PG&E Corp.	2,000,000	$88,360,000
Public Service Enterprise Group, Inc.	5,725,000	180,394,750
Sempra Energy(1)	3,400,000	181,900,000

		$450,654,750

Multiline Retail — 1.6%
Kohl’s Corp.(1)	1,901,626	$100,862,243
Target Corp.	3,750,000	187,537,500

		$288,399,743

Oil, Gas & Consumable Fuels — 15.1%
Apache Corp.	3,500,000	$458,220,000
ConocoPhillips	6,625,000	529,072,500
Exxon Mobil Corp.	5,075,000	426,959,750
Hess Corp.	4,700,000	400,487,000
Occidental Petroleum Corp.	4,385,000	458,188,650
Peabody Energy Corp.(1)	5,650,000	406,574,000

		$2,679,501,900

Pharmaceuticals — 7.3%
Abbott Laboratories(1)	3,975,000	$194,973,750
Johnson & Johnson(1)	6,225,000	368,831,250
Merck & Co., Inc.	8,200,000	270,682,000
Pfizer, Inc.	22,500,000	456,975,000

		$1,291,462,000

Real Estate Investment Trusts (REITs) — 2.5%
AvalonBay Communities, Inc.	1,250,000	$150,100,000
Boston Properties, Inc.	1,600,000	151,760,000
Simon Property Group, Inc.	1,400,000	150,024,000

		$451,884,000

Road & Rail — 1.7%
Union Pacific Corp.	3,000,000	$294,990,000

		$294,990,000

Software — 2.3%
Microsoft Corp.	7,750,000	$196,540,000
Oracle Corp.	6,500,000	216,905,000

		$413,445,000

Specialty Retail — 1.5%
Best Buy Co., Inc.(1)	1,977,792	$56,802,186
TJX Companies, Inc. (The)	4,350,000	216,325,500

		$273,127,686

Tobacco — 0.8%
Philip Morris International, Inc.	2,150,000	$141,104,500

		$141,104,500

Wireless Telecommunication Services — 0.9%
Vodafone Group PLC ADR	5,750,000	$165,312,500

		$165,312,500

Total Common Stocks (identified cost $13,467,210,638)		$17,481,350,222

Short-Term Investments — 5.2%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.14%(3)(4)	$673,462	$673,462,497
Eaton Vance Cash Reserves Fund, LLC, 0.17%(4)	245,727	245,726,821

Total Short-Term Investments (identified cost $919,189,318)		$919,189,318

Total Investments — 103.4% (identified cost $14,386,399,956)		$18,400,539,540

Other Assets, Less Liabilities — (3.4)%		$(598,488,452)

Net Assets — 100.0%		$17,802,051,088

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		All or a portion of this security was on loan at March 31, 2011.

(2)		Non-income producing security.

(3)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at March 31, 2011. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of March 31, 2011, the Portfolio loaned securities having a market value of $654,637,489 and received $673,462,497 of cash collateral for the loans.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2011. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended March 31, 2011 were $197,127 and $161,748, respectively.

The Portfolio did not have any open financial instruments at March 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$14,583,643,118

Gross unrealized appreciation	$3,876,840,833
Gross unrealized depreciation	(59,944,411)

Net unrealized appreciation	$3,816,896,422

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$1,284,052,429	$—		$—	$1,284,052,429
Consumer Staples	1,194,352,500	270,577,529		—	1,464,930,029
Energy	2,679,501,900	—		—	2,679,501,900
Financials	4,708,936,550	92,961,870		—	4,801,898,420
Health Care	2,184,500,500	—		—	2,184,500,500
Industrials	1,793,886,500	—		—	1,793,886,500
Information Technology	987,996,924	96,493,800		—	1,084,490,724
Materials	803,377,000	112,209,470		—	915,586,470
Telecommunication Services	640,877,500	—		—	640,877,500
Utilities	631,625,750	—		—	631,625,750

Total Common Stocks	$16,909,107,553	$572,242,669	*	$—	$17,481,350,222

Short-Term Investments	$—	$919,189,318		$—	$919,189,318

Total Investments	$16,909,107,553	$1,491,431,987		$—	$18,400,539,540

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Large-Cap Value Portfolio

By:	/s/ Michael R. Mach
Michael R. Mach
President
Date: May 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael R. Mach
Michael R. Mach
President
Date: May 25, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: May 25, 2011